     ANNUAL REPORT
--------------------------------------------------
     October 31, 1997


          Neuberger&Berman
          INCOME TRUST -Registered Trademark-


Neuberger&Berman
          ULTRA SHORT BOND TRUST

Neuberger&Berman
          LIMITED MATURITY BOND TRUST

TABLE OF CONTENTS

    THE TRUSTS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHARTS
    COMPARISON OF A $10,000 INVESTMENT
Ultra Short Bond Trust                             B-2
Limited Maturity Bond Trust                        B-3

    FINANCIAL STATEMENTS                           B-4

    FINANCIAL HIGHLIGHTS
    PER SHARE DATA
Ultra Short Bond Trust                            B-11
Limited Maturity Bond Trust                       B-12

    REPORT OF INDEPENDENT AUDITORS                B-14

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Ultra Short Bond Portfolio                        B-15
Limited Maturity Bond Portfolio                   B-18

    FINANCIAL STATEMENTS                          B-26

    FINANCIAL HIGHLIGHTS                          B-33

    REPORT OF INDEPENDENT AUDITORS                B-34

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                             December 18, 1997

Dear Shareholder,
  In a "state of the bond market" address presented in our fiscal April 30, 1997, Semi-Annual Report, I expressed our positive attitude toward the fixed-income markets. I summarized our perspective by concluding that, "...based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity." Evidently, our opinion was shared by others, most notably legendary value investor Warren Buffett, who was reported to have purchased several billion dollars of bonds during the third quarter in a rare foray into the fixed-income market. Equities investors' renewed enthusiasm for bonds is also becoming more evident in the mutual fund arena. In September and October 1997, an estimated $6.6 billion flowed into bond funds, nearly double the total from a year ago. What is happening here? We believe investors are recognizing bonds' fundamental attractiveness and showing greater appreciation for the traditional role fixed income plays in diversified investment portfolios.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             1-YEAR TREASURY
                                  BILLS          5-YEAR TREASURY NOTES  10-YEAR TREASURY BONDS
Nov-96                                    0.51%                  1.49%                    2.68%
Dec-96                                    0.85%                  0.40%                    0.54%
Jan-97                                    1.36%                  0.74%                    0.55%
Feb-97                                    1.72%                  0.56%                    0.32%
Mar-97                                    2.00%                 -0.45%                   -1.65%
Apr-97                                    2.62%                  0.83%                    0.25%
May-97                                    3.26%                  1.59%                    1.34%
Jun-97                                    3.87%                  2.61%                    3.06%
Jul-97                                    4.62%                  5.22%                    7.30%
Aug-97                                    4.99%                  4.38%                    5.08%
Sep-97                                    5.55%                  5.84%                    7.38%
Oct-97                                    6.15%                  7.47%                   10.19%
Source: Salomon Brothers

  Let's discuss fundamentals first. There are several surprising bullish developments that have allowed interest rates to decline by 53-86 basis points (.53%-.86%) on bonds with maturities of one year or more over the last six months (ended 10/31/97). All other things being equal, these developments may help rates gradually fall further in the year ahead. First, the federal budget deficit appears to be shrinking in a dramatic fashion, and there are forecasts that the U.S. may in fact have a budget surplus within the next several years. This would be the first budget surplus in over three decades. The decline in the federal deficit, accompanied by reduced issuance of government bonds, have convinced a growing number of investors that the United States' fiscal house may finally be in order.
  A second development is in the Treasury Department's funding policy. Despite their rather tepid initial reception, the Treasury remains committed to selling more floating-rate debt (the new Treasury Inflation Protection Securities or "TIPS") and fewer fixed-rate securities. We believe demand for the traditional fixed-rate Treasuries will remain strong, and therefore, prices are likely to be supported by investors chasing a shrinking supply.
  Finally, the notion that a strong economy leads to a pick-up in inflation is being called into question. With this historically unprecedented economic expansion, many economists and market observers have predicted that a rise in inflation was inevitable. This has not happened. Inflation statistics are being reported below 3.0% and the Federal Reserve, which would have normally tightened credit at this point in the business cycle, has refrained from raising rates because of what appears to be dormant inflation.
  These four factors--declining federal deficits, a shrinking supply of fixed-rate Treasury securities, low inflation, and a benign Federal Reserve--have produced very positive results for fixed-income investors over the last six months. While future events are inherently unpredictable, we expect these factors will continue to buoy the bond market over the next year. Bonds may also benefit from a tailwind provided by equities investors. In October, investors got their first taste of stock market instability in several years. True to form, during the stock market sell-off, bonds provided yield and relative safety of principal, and in the process, clearly demonstrated why they deserve a place in everyone's investment program.

    ULTRA SHORT BOND TRUST With interest rates trending lower over the last six months, we extended the portfolio's weighted average duration from 1.62 years to
1.80 years at the close of fiscal 1997. In the process, securities with durations (measure of interest rate sensitivity) less than one year declined from 39% of the portfolio at the end of first-half fiscal 1997 to 15% at the close of the fiscal year.
  Our primary strategic shift during the last six months was to increase our allocation in corporate notes and bonds from 16.4% at the close of first-half fiscal 1997 to 37.2% at the end of the fiscal year. This was done to take advantage of the higher yields offered by corporates as a result of plentiful supply and, in our opinion, unjustified jitters over corporate profitability. Our allocation in Treasury securities declined from 31.6% at the close of first-half fiscal 1997 to 25.2% at the end of this reporting period. This reflects our response to the higher prices and lower yields for Treasuries created by the supply/demand imbalance in the marketplace. In view of corporate bonds' material yield advantage over Treasuries, one might wonder why we have not reduced our Treasury securities weighting even more. We believe the scarcity value of Treasuries is likely to continue to contribute to price appreciation and enhanced total return. We reduced our exposure to asset-backed securities from 19.1% to 12.3% over the last six months, taking profits on bonds that became more fully valued.
  We are always on the lookout for "special situations," bonds that are attractively priced due to what we view as investor misperception. The bonds of Countrywide Credit Industries, the U.S.'s second largest servicer and originator of home mortgages, offers a current example. We think the bond is attractively priced due to investors' concern that a potential wave of refinancing could reduce revenue and cash flow in Countrywide's mortgage servicing business. However, the WAC (weighted average interest rate) of the mortgages Countrywide services approximates the rates on no-point mortgages being offered today. So, we believe rates would have to come down quite a bit before significant refinancings would have a materially negative impact on the company's mortgage servicing business. If they do, we think Countrywide is well positioned to take up the slack in its mortgage servicing business by increasing revenue and cash flow from originating new mortgages. At the close of second-half fiscal 1997, the Countrywide Funding 7.31%s of 8/28/2000 were priced at $102.71 to yield 6.24%; in our view, an attractive yield for a piece of paper maturing in under three years. Of course, we reserve the right to change our opinion on any bond in our portfolios, but currently we like the prospects for this one.

    LIMITED MATURITY BOND TRUST The fund's weighted average duration was extended from 1.9 years at the beginning of second-half fiscal 1997 to a peak of
2.3 years in October to take advantage of declining interest rates. In the last week of October, believing the bond market had become temporarily overbought as equities investors flocked to bonds in the midst of the stock market's instability, we reduced duration to 2.0 years.
  Our sector allocation has not changed significantly over the last six months. As of October 31, 1997, 68.8% of assets were in corporate bonds, 20.5% in asset-backed securities, 7.7% in mortgages, and the remaining 3.0% in Government Agencies and cash equivalents. Once again, our high-yield investments performed well. So well, in fact, that we took some profits in high-yield bonds that had become fully priced, and in September had reduced our high-yield positions from approximately 9.6% of the portfolio at the start of second-half fiscal 1997 to 6.0%. Since then, we took advantage of what we believe to be more attractive pricing in the high-yield sector to build our positions back up to 8.8% of the fund's assets at the close of fiscal 1997.
  One of our successful investment strategies over the last six months is something that we didn't do--namely, invest in Southeast Asia. We can have up to 25% of the Fund's assets in non-dollar-denominated foreign bonds and as much as we want in dollar-denominated bonds of foreign issuers. While the fund will take advantage of foreign opportunities, we are very careful in our credit analysis. In recent years, countries such as Thailand, Korea, Malaysia and Indonesia have been major issuers of U.S. dollar-denominated debt in the U.S. bond market. All of these countries had strong investment-grade ratings from the major rating agencies and powerful sponsorship from the key Wall Street underwriters. We took a hard look at these offerings and our analysis showed these bonds to have below investment-grade risk characteristics with huge downside risk if the supply of external capital dried up. Our concerns were confirmed when currency turmoil, which began in July and accelerated through the Fall, overwhelmed these countries and sent bonds plummeting.
  In the corporate sector, we have been modestly increasing our exposure to utility company bonds. Due to concerns about the deregulation of the industry, utilities bonds have been out of favor with the credit rating agencies and investors in recent years. Now, the dust is settling and we are seeing evidence that financially strong and well-managed utilities companies can survive and prosper in this new environment. In addition, regulators thus far appear disposed to protecting bond holders during this transition period. We see the potential for solid returns in utilities bonds such as Cleveland Electric Illuminating Co. 7.19%s of 7/1/2000 and Central Maine Power 7.05%s of 3/1/2008, two of our portfolio holdings. Of course, these bonds are examples of our current perspective on utilities bonds, and if fundamentally warranted, our investment opinions can change.
  In closing, we are gratified by our fixed-income funds' performance in second half and full fiscal year 1997. Favorable economic and supply/demand fundamentals for bonds remain intact. We also expect investors' renewed enthusiasm for bonds will carry over into 1998.

Sincerely,

/s/ THEODORE P. GIULIANO
Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Trust

                 (This page has been left blank intentionally.)

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Ultra Short Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN (1)
                                 ULTRA SHORT      6-MONTH SALOMON
                                                TREASURY BILL INDEX
                                  BOND TRUST            (2)

1 Year                                 +5.97%                  +5.43%
5 Year                                 +4.57%                  +4.81%
10 Years                               +5.90%                  +5.85%
                                  Ultra Short         6-Month Salomon
                                   Bond Trust     Treasury Bill Index
1987                                  $10,000                 $10,000
1988                                  $10,716                 $10,673
1989                                  $11,686                 $11,603
1990                                  $12,619                 $12,555
1991                                  $13,583                 $13,384
1992                                  $14,186                 $13,961
1993                                  $14,699                 $14,417
1994                                  $14,981                 $14,990
1995                                  $15,903                 $15,885
1996                                  $16,736                 $16,746
1997                                  $17,735                 $17,656

   The performance information for Neuberger&Berman Ultra Short Bond Trust-Registered Trademark- ("Ultra Short Bond Trust") is as of October 31, 1997. Ultra Short Bond Trust started operating on September 7, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Ultra Short Bond Fund-Registered Trademark- ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc.-Registered Trademark-The performance information shown in the above chart for the period before September 7, 1993, is for the Sister Fund. Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Ultra Short Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .75% per annum of Ultra Short Bond Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Limited Maturity Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN (1)
                                 LIMITED MATURITY      MERRILL LYNCH 1-3
                                    BOND TRUST      YEAR TREASURY INDEX (2)

1 Year                                      +6.88%                   +6.49%
5 Year                                      +5.51%                   +5.64%
10 Year                                     +7.18%                   +7.32%
                                  Limited Maturity        Merrill Lynch 1-3
                                        Bond Trust      Year Treasury Index
1987                                       $10,000                  $10,000
1988                                       $10,825                  $10,758
1989                                       $11,859                  $11,771
1990                                       $12,791                  $12,800
1991                                       $14,184                  $14,244
1992                                       $15,300                  $15,411
1993                                       $16,408                  $16,308
1994                                       $16,406                  $16,501
1995                                       $17,778                  $17,978
1996                                       $18,719                  $19,040
1997                                       $20,008                  $20,275

   The performance information for Neuberger&Berman Limited Maturity Bond Trust-Registered Trademark- ("Limited Maturity Bond Trust") is as of October 31, 1997. Limited Maturity Bond Trust started operating on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Limited Maturity Bond Fund-Registered Trademark- ("Sister Fund"), which is also managed by Neuberger& Berman Management Inc. The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Limited Maturity Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .80% per annum of Limited Maturity Bond Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Trust

                                                                           LIMITED
                                                        ULTRA SHORT        MATURITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 BOND TRUST       BOND TRUST
                                                       -------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                                 $      10,186    $      37,469
      Deferred organization costs (Note A)                         9                9
      Receivable for Trust shares sold                             2               12
      Receivable from administrator -- net (Note
        B)                                                         5               --
                                                       -------------------------------
                                                              10,202           37,490
                                                       -------------------------------
LIABILITIES
      Payable for Trust shares redeemed                           14               56
      Payable to administrator -- net (Note B)                    --               13
      Accrued expenses                                            19               25
                                                       -------------------------------
                                                                  33               94
                                                       -------------------------------
NET ASSETS at value                                    $      10,169    $      37,396
                                                       -------------------------------

NET ASSETS consist of:
      Par value                                        $           1    $           4
      Paid-in capital in excess of par value                  10,145           37,291
      Accumulated net realized losses on
        investment                                               (43)            (111)
      Net unrealized appreciation in value of
        investment                                                66              212
                                                       -------------------------------
NET ASSETS at value                                    $      10,169    $      37,396
                                                       -------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                            1,032            3,907
                                                       -------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                        $9.85            $9.57
                                                       -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Trust

                                                                     LIMITED
                                                    ULTRA SHORT      MATURITY
(000'S OMITTED)                                      BOND TRUST     BOND TRUST
                                                    ---------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $       568    $     2,314
                                                    ---------------------------
    Expenses:
      Administration fee (Note B)                            45            164
      Amortization of deferred organization and
        initial offering expenses (Note A)                   11             10
      Auditing fees                                           5              5
      Custodian fees                                         10             10
      Legal fees                                             13             14
      Registration and filing fees                           29             41
      Shareholder reports                                    24             34
      Shareholder servicing agent fees                       18             19
      Trustees' fees and expenses                             1              2
      Miscellaneous                                           1              1
      Expenses from corresponding Portfolio
        (Notes A & B)                                        38            108
                                                    ---------------------------
        Total expenses                                      195            408
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                               (126)          (145)
                                                    ---------------------------
        Total net expenses                                   69            263
                                                    ---------------------------
        Net investment income                               499          2,051
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities                1            237
    Net realized loss on financial futures
      contracts                                              --           (279)
    Net realized gain on foreign currency
      transactions                                           --              2
    Change in net unrealized appreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                             44            163
                                                    ---------------------------
        Net gain on investments from corresponding
          Portfolio (Note A)                                 45            123
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $       544    $     2,174
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Trust

                                              ULTRA SHORT         LIMITED MATURITY
                                              BOND TRUST             BOND TRUST
                                                 Year                   Year
                                                 Ended                 Ended
                                              October 31,           October 31,
(000'S OMITTED)                             1997       1996       1997        1996
                                          ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    499   $    336   $   2,051   $    923
    Net realized gain (loss) on
      investments from
      corresponding Portfolio (Note A)           1        (42)        (40)       (10)
    Change in net unrealized
      appreciation of investments
      from corresponding Portfolio (Note
      A)                                        44         19         163        (58)
                                          ------------------------------------------
    Net increase in net assets resulting
      from operations                          544        313       2,174        855
                                          ------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (499)      (336)     (2,053)      (922)
                                          ------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                6,089      8,353      29,132     15,484
    Proceeds from reinvestment of
      dividends                                573        335       2,050        906
    Payments for shares redeemed            (3,171)    (3,772)    (15,135)    (7,010)
                                          ------------------------------------------
    Net increase from Trust share
      transactions                           3,491      4,916      16,047      9,380
                                          ------------------------------------------
NET INCREASE IN NET ASSETS                   3,536      4,893      16,168      9,313
NET ASSETS:
    Beginning of year                        6,633      1,740      21,228     11,915
                                          ------------------------------------------
    End of year                           $ 10,169   $  6,633   $  37,396   $ 21,228
                                          ------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                       621        849       3,052      1,629
    Issued on reinvestment of dividends         59         34         215         95
    Redeemed                                  (324)      (384)     (1,587)      (737)
                                          ------------------------------------------
    Net increase in shares outstanding         356        499       1,680        987
                                          ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Trust ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Trust ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (16.94% and 12.79% for Ultra Short and Limited Maturity, respectively, at October 31, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,937, $1,909, and $39,554 expiring in 2002, 2003, and 2004, respectively, for Ultra Short and $86, $11,896, $24,346, $70,825, and $48,668 expiring in 2001, 2002, 2003, 2004, and 2005, respectively, for Limited Maturity, determined as of October 31, 1997), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by each Fund in connection with its organization are being amortized by each Fund on a straight-line basis over a five-year period. At October 31, 1997, the unamortized balance of such expenses amounted to $9,333 and $8,748, for Ultra Short and Limited Maturity, respectively.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of the Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
         WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of July 12, 1993. Pursuant to this Agreement each Fund pays N&B Management an administration fee at the annual rate of .50% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that N&B Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. Effective October 11, 1996, states may no longer impose expense limitations as a condition to the sale of mutual fund shares. The most restrictive expense limitation applicable prior to that date, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1997.
   N&B Management has voluntarily undertaken to reimburse each Fund for its respective Operating Expenses which exceed, in the aggregate, .75% per annum for Ultra Short and .80% per annum for Limited Maturity of their respective average daily net assets. Each undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1997, such excess expenses amounted to $125,821 and $144,510, for Ultra Short and Limited Maturity, respectively.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $34 and $57, for Ultra Short and Limited Maturity, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
ULTRA SHORT                                      $  5,155,668     $2,180,642

LIMITED MATURITY                                   23,335,165      9,448,652

NOTE D -- SUBSEQUENT EVENT:
   On September 24, 1997, the Board of Trustees approved a plan of reorganization in which Ultra Short will sell substantially all of its net assets to Limited Maturity. The parties currently intend that this transaction will become effective at the close of business on February 27, 1998, and will be accounted for as a tax free exchange of shares. Shareholders of Ultra Short will receive shares of Limited Maturity in exchange for their shares of Ultra Short, based on the closing net asset value per share of Limited Maturity on February 27, 1998. Accordingly, Ultra Short and its corresponding Portfolio will cease operations at that time.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                          Period from
                                                                          September 7,
                                                                            1993(1)
                                                                           to October
                                        Year Ended October 31,                31,
                                  1997      1996      1995      1994          1993
                                  ----------------------------------------------------
Net Asset Value, Beginning of
 Year                             $9.82     $9.85     $9.79     $9.97     $     10.00
                                  ----------------------------------------------------
Income From Investment
 Operations
    Net Investment Income           .54       .53       .53       .37             .05
    Net Gains or Losses on
     Securities (both realized
     and unrealized)                .03      (.03)      .06      (.18)           (.03)
                                  ----------------------------------------------------
      Total From Investment
       Operations                   .57       .50       .59       .19             .02
                                  ----------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)            (.54)     (.53)     (.53)     (.37)           (.05)
                                  ----------------------------------------------------
Net Asset Value, End of Year      $9.85     $9.82     $9.85     $9.79     $      9.97
                                  ----------------------------------------------------
Total Return(2)                   +5.97%    +5.24%    +6.15%    +1.92%          +0.17%(3)
                                  ----------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)                $10.2     $ 6.6     $ 1.7     $ 1.2     $       0.2
                                  ----------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(4)          .76%      .76%      .72%       --              --
                                  ----------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets(5)          .76%      .76%      .72%      .65%            .65%(6)
                                  ----------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(5)                     5.51%     5.43%     5.42%     3.86%           2.98%(6)
                                  ----------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                    Period from
                                                                                     August 30,
                                                                                      1993(1)
                                                                                     to October
                                                  Year Ended October 31,                31,
                                            1997      1996      1995      1994          1993
                                            ----------------------------------------------------
Net Asset Value, Beginning of Year          $9.53     $9.61     $9.43     $9.97     $     10.00
                                            ----------------------------------------------------
Income From Investment Operations
    Net Investment Income                     .60       .57       .58       .54             .08
    Net Gains or Losses on Securities
     (both realized and unrealized)           .04      (.08)      .18      (.54)           (.03)
                                            ----------------------------------------------------
      Total From Investment Operations        .64       .49       .76        --             .05
                                            ----------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.60)     (.57)     (.58)     (.54)           (.08)
                                            ----------------------------------------------------
Net Asset Value, End of Year                $9.57     $9.53     $9.61     $9.43     $      9.97
                                            ----------------------------------------------------
Total Return(2)                             +6.88%    +5.29%    +8.36%    -0.01%          +0.55%(3)
                                            ----------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $37.4     $21.2     $11.9     $ 6.7     $       0.1
                                            ----------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                            .80%      .81%      .77%       --              --
                                            ----------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(5)                                .80%      .80%      .77%      .70%            .65%(6)
                                            ----------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                   6.25%     6.06%     6.16%     5.72%           4.99%(6)
                                            ----------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.
5) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                          Period from
                                                       September 7, 1993
                             Year Ended October 31,     to October 31,
ULTRA SHORT                1997   1996   1995   1994         1993
------------------------------------------------------------------------
Net Expenses               2.15%  2.50%  2.50%  2.50%        2.50%
                           ---------------------------------------------
Net Investment Income      4.12%  3.69%  3.64%  2.01%        1.13%
                           ---------------------------------------------

                                                          Period from
                                                        August 30, 1993
                             Year Ended October 31,     to October 31,
LIMITED MATURITY           1997   1996   1995   1994         1993
------------------------------------------------------------------------
Net Expenses               1.24%  1.91%  2.18%  2.50%        2.50%
                           ---------------------------------------------
Net Investment Income      5.81%  4.95%  4.75%  3.92%        3.14%
                           ---------------------------------------------

6) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Trust and
Shareholders of:
Neuberger&Berman Ultra Short Bond Trust and
Neuberger&Berman Limited Maturity Bond Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Ultra Short Bond Trust and Neuberger&Berman Limited Maturity Bond Trust, two of the series comprising Neuberger&Berman Income Trust (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Trust at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 5, 1997

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
                U.S. TREASURY
                SECURITIES (25.2%)
    $ 4,655     U.S. Treasury
                Notes, 6.875%, due
                8/31/99              TSY        TSY        $  4,751
      1,785     U.S. Treasury
                Notes, 5.875%, due
                2/15/00              TSY        TSY           1,791
      4,220     U.S. Treasury
                Notes, 6.75%, due
                4/30/00              TSY        TSY           4,320
        340     U.S. Treasury
                Notes, 6.375%, due
                5/15/00              TSY        TSY             345
      3,895     U.S. Treasury
                Notes, 6.00%, due
                8/15/00              TSY        TSY           3,926
                                                            -------
                TOTAL U.S.
                TREASURY
                SECURITIES (COST
                $14,949)                                     15,133
                                                            -------
                U.S. GOVERNMENT
                AGENCY SECURITIES
                (6.7%)
      3,285     Federal Home Loan
                Bank, Discount
                Notes, 5.54%, due
                11/3/97              AGY        AGY           3,283
        250     Federal Home Loan
                Bank, Variable
                Rate Notes,
                4.704%, due
                1/29/98              AGY        AGY             249
        500     Federal Home Loan
                Bank, Variable
                Rate Notes,
                4.729%, due
                2/25/98              AGY        AGY             498
                                                            -------
                TOTAL U.S.
                GOVERNMENT AGENCY
                SECURITIES
                (COST $4,033)                                 4,030
                                                            -------
                MORTGAGE-BACKED
                SECURITIES (22.6%)
FANNIE MAE
      2,156     Balloon
                Pass-Through
                Certificates,
                7.00%, due 8/1/03    AGY        AGY           2,182
      2,141     Pass-Through
                Certificates,
                7.50%, due 7/1/11    AGY        AGY           2,195
FREDDIE MAC
         18     Mortgage
                Participation
                Certificates,
                11.50%, due 5/1/00   AGY        AGY              19
      3,155     Gold Balloon
                Mortgage
                Participation
                Certificates,
                6.50%, due
                9/1/98-11/1/00       AGY        AGY           3,173
         58     Mortgage
                Participation
                Certificates,
                10.50%, due
                6/1/00-11/1/00       AGY        AGY              61
      1,484     Gold Balloon
                Mortgage
                Participation
                Certificates,
                7.50%, due 11/1/01   AGY        AGY           1,517

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    $ 2,211     Pass-Through
                Certificates,
                7.50%, due
                10/15/09-10/15/10    AGY        AGY        $  2,274
      2,171     Pass-Through
                Certificates,
                7.00%, due 4/15/11   AGY        AGY           2,208
                                                            -------
                TOTAL
                MORTGAGE-BACKED
                SECURITIES (COST
                $13,489)                                     13,629
                                                            -------
                ASSET-BACKED
                SECURITIES (12.3%)
        767     Capita Equipment
                Receivables Trust,
                Ser. 1996-1, Class
                A-2, 5.95%, due
                7/15/98              Aaa        AAA             768
         77     Daimler-Benz Auto
                Grantor Trust,
                Ser. 1993-A, Class
                A, 3.90%, due
                10/15/98             Aaa        AAA              77
         15     USAA Auto Loan
                Grantor Trust,
                Automobile Loan
                Pass-Through
                Certificates, Ser.
                1993-1, 3.90%, due
                3/15/99              Aaa        AAA              15
      1,600     Chase Manhattan
                Grantor Trust,
                Automobile Loan
                Pass-Through
                Certificates, Ser.
                1997-A, Class A-2,
                5.95%, due
                10/15/99             Aaa        AAA           1,601
        676     Premier Auto
                Trust, Ser.
                1997-1, Class A-2,
                5.90%, due 4/6/00    Aaa        AAA             677
        696     Ford Credit
                Grantor Trust,
                Ser. 1995-A, Class
                A, 5.90%, due
                5/15/00              Aaa        AAA             695
      1,178     Chase Manhattan
                Grantor Trust,
                Automobile Loan
                Pass-Through
                Certificates, Ser.
                1995-A, 6.00%, due
                9/17/01              Aaa        AAA           1,177
      1,921     Banc One Auto
                Grantor Trust,
                Ser. 1996-B, Class
                A, 6.55%, due
                2/15/03              Aaa        AAA           1,936
        448     Honda Auto
                Receivables
                Grantor Trust,
                Ser. 1997-A, Class
                A, 5.85%, due
                2/15/03              Aaa        AAA             448
                                                            -------
                TOTAL ASSET-BACKED
                SECURITIES (COST
                $7,372)                                       7,394
                                                            -------
                BANKS & FINANCIAL
                INSTITUTIONS
                (30.7%)
      3,500     Merrill Lynch &
                Co., Inc.,
                Medium-Term Notes,
                Ser. B, 6.64%, due
                4/9/99               Aa3        AA-           3,536
      2,000     AT&T Capital
                Corp., Medium-Term
                Notes, Ser.
                1997-4, 6.92%, due
                4/29/99             Baa3        BBB           2,025

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
    $ 3,500     Associates Corp.
                of North America,
                Senior Notes,
                6.375%, due
                8/15/99              Aa3        AA-        $  3,524
      1,300     Lehman Brothers
                Holdings Inc.,
                Medium-Term Notes,
                Ser. E, 7.08%, due
                5/22/00             Baa1         A            1,325
      1,800     International
                Lease Finance
                Corp., Notes,
                6.625%, due 6/1/00   A1         A+            1,822
      3,150     Countrywide
                Funding Corp.,
                Medium-Term Notes,
                Ser. A, 7.31%, due
                8/28/00              A3          A            3,235
      3,000     Aristar, Inc.,
                Senior Notes,
                6.125%, due
                12/1/00              A3         A-            2,983
                                                            -------
                TOTAL BANKS &
                FINANCIAL
                INSTITUTIONS
                (COST $18,342)                               18,450
                                                            -------
                CORPORATE DEBT
                SECURITIES (6.5%)
      1,000     General Motors
                Acceptance Corp.,
                Medium-Term Notes,
                6.15%, due 9/20/99   A3         A-            1,002
      2,000     American General
                Finance Corp.,
                Senior Notes,
                6.125%, due
                9/15/00              A2         A+            2,006
        900     Ford Motor Credit
                Co., Global Bonds,
                6.50%, due 2/28/02   A1         A+              908
                                                            -------
                TOTAL CORPORATE
                DEBT SECURITIES
                (COST $3,893)                                 3,916
                                                            -------
                TOTAL INVESTMENTS
                (104.0%) (COST
                $62,078)                                     62,552(3)
                Liabilities, less
                cash, receivables
                and other assets
                [(4.0%)]                                     (2,431)
                                                            -------
                TOTAL NET ASSETS
                (100.0%)                                   $ 60,121
                                                            -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
                U.S. TREASURY
                SECURITIES (1.1%)
    $    40     U.S. Treasury
                Notes, 7.375%, due
                11/15/97             TSY        TSY        $     40
        540     U.S. Treasury
                Notes, 6.50%, due
                4/30/99              TSY        TSY             547
      2,629     U.S. Treasury
                Inflation-Indexed
                Notes, 3.375%, due
                1/15/07              TSY        TSY           2,591
                                                        ---------------
                TOTAL U.S.
                TREASURY
                SECURITIES (COST
                $3,219)                                       3,178
                                                        ---------------
                U.S. GOVERNMENT
                AGENCY SECURITIES
                (5.4%)
     15,795     Federal Home Loan
                Bank, Discount
                Notes, 5.50%, due
                11/3/97  (COST
                $15,790)             AGY        AGY          15,788
                                                        ---------------
                MORTGAGE-BACKED
                SECURITIES (7.7%)
FANNIE MAE
        118     Balloon
                Pass-Through
                Certificates,
                9.00%, due
                12/1/97-8/1/98       AGY        AGY             122
        207     Balloon
                Pass-Through
                Certificates,
                8.50%, due
                3/1/98-11/1/98       AGY        AGY             214
        396     REMIC Floating
                Rate CMO, Ser.
                1992-59F,
                6.05625%, due
                8/25/06              AGY        AGY             397
      7,652     Pass-Through
                Certificates,
                7.00%, due 9/1/03
                & 6/1/11             AGY        AGY           7,801
      5,400     Pass-Through
                Certificates,
                7.50%, due 9/1/11    AGY        AGY           5,535
FREDDIE MAC
        114     Mortgage
                Participation
                Certificates,
                10.50%, due
                10/1/00 & 12/1/00    AGY        AGY             120
        416     Mortgage
                Participation
                Certificates,
                8.50%, due 10/1/01   AGY        AGY             428
        357     ARM Certificates,
                7.00%, due 1/1/17
                & 2/1/17             AGY        AGY             363
        617     ARM Certificates,
                7.125%, due 3/1/17   AGY        AGY             628
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        151     Pass-Through
                Certificates,
                12.00%, due
                5/15/12-3/15/15      AGY        AGY             172
      6,789     Pass-Through
                Certificates,
                7.00%, due 1/15/27   AGY        AGY           6,825
                                                        ---------------
                TOTAL
                MORTGAGE-BACKED
                SECURITIES (COST
                $22,067)                                     22,605
                                                        ---------------

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
                ASSET-BACKED
                SECURITIES (20.5%)
    $ 6,300     Capita Equipment
                Receivables Trust,
                Ser. 1996-1, Class
                A-3, 6.11%, due
                7/15/99              Aaa        AAA        $  6,332
      5,710     PNC Student Loan
                Trust I, Ser.
                1997-2, Class A-2,
                6.138%, due
                1/25/00              Aaa        AAA           5,734
      3,820     Chase Manhattan
                Auto Owner Trust,
                Ser. 1996-C, Class
                A-3, 5.95%, due
                11/15/00             Aaa        AAA           3,826
      6,927     Money Store Auto
                Grantor Trust,
                Ser. 1997-2, Class
                A-1, 6.17%, due
                3/20/01              Aaa        AAA           6,948
      3,257     Banc One Auto
                Grantor Trust,
                Ser. 1996-B, Class
                A, 6.55%, due
                2/15/03              Aaa        AAA           3,282
      6,500     Ford Credit Auto
                Loan Master Trust,
                Auto Loan
                Certificates, Ser.
                1996-1, 5.50%, due
                2/15/03              Aaa        AAA           6,411
      5,600     Chase Credit Card
                Master Trust, Ser.
                1997-2, Class A,
                6.30%, due 4/15/03   Aaa        AAA           5,649
      2,590     Navistar Financial
                Owner Trust, Ser.
                1996-B, Class A-3,
                6.33%, due 4/21/03   Aaa        AAA           2,606
      5,330     World Omni
                Automobile Lease
                Securitization
                Trust, Ser.
                1997-A, Class A-3,
                6.85%, due 6/25/03   Aaa        AAA           5,446
      3,839     Chevy Chase Auto
                Receivables Trust,
                Ser. 1996-2, Class
                A, 5.90%, due
                7/15/03              Aaa        AAA           3,827
      5,000     Standard Credit
                Card Master Trust
                I, Credit Card
                Participation
                Certificates, Ser.
                1994-4, Class A,
                8.25%, due 11/7/03   Aaa        AAA           5,397
      4,680     IMC Excess
                Cashflow Trust,
                Ser. 1997-A,
                7.41%, due
                11/27/28             BBB (4)                  4,686(5)
                                                        ---------------
                TOTAL ASSET-BACKED
                SECURITIES (COST
                $60,025)                                     60,144
                                                        ---------------
                BANKS & FINANCIAL
                INSTITUTIONS
                (23.4%)
      5,250     Household Finance
                Corp., Medium-Term
                Notes, 6.62%, due
                5/28/99              A2          A            5,295
      5,240     Merrill Lynch &
                Co., Inc.,
                Medium-Term Notes,
                Ser. B, 6.28%, due
                6/25/99              Aa3        AA-           5,269
      4,850     Chase Manhattan
                Bank USA, Senior
                Global Bank Notes,
                5.875%, due 8/4/99   Aa2        A+            4,847

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
    $ 5,180     CIT Group
                Holdings, Inc.,
                Medium-Term Notes,
                6.25%, due
                10/25/99             Aa3        A+         $  5,204
      3,940     First National
                Bank of Commerce,
                Senior Bank Notes,
                6.50%, due 1/14/00   A2         A-            3,982
      3,980     HomeSide Lending,
                Inc., Notes,
                6.875%, due
                5/15/00             Baa2        BBB           4,033
      5,000     Smith Barney
                Holdings Inc.,
                Notes, 7.00%, due
                5/15/00              A2          A            5,106
      5,400     Comdisco, Inc.,
                Notes, 6.50%, due
                6/15/00             Baa1       BBB+           5,438
      7,090     Associates
                Pass-Through Asset
                Trust, Ser.
                1997-1, 6.45%, due
                9/15/00              Aa3        AA-           7,141(5)
      5,000     Lehman Brothers
                Holdings Inc.,
                Medium-Term Notes,
                Ser. E, 6.89%, due
                10/10/00            Baa1         A            5,078
      1,725     Lehman Brothers
                Holdings Inc.,
                Medium-Term Notes,
                Ser. E, 6.65%, due
                11/8/00             Baa1         A            1,739
      6,600     Capital One Bank,
                Bank Notes, 5.95%,
                due 2/15/01         Baa3       BBB-           6,503
      3,550     Riggs National
                Corp.,
                Subordinated
                Notes, 8.50%, due
                2/1/06               Ba1 (6)    BB-(6)        3,692
      5,150     Goldman Sachs
                Group, L.P.,
                Global Notes,
                6.75%, due 2/15/06   A1         A+            5,211(5)
                                                        ---------------
                TOTAL BANKS &
                FINANCIAL
                INSTITUTIONS (COST
                $68,137)                                     68,538
                                                        ---------------
                CORPORATE DEBT
                SECURITIES (45.4%)
      2,780     Colonial Gas Co.,
                Medium-Term Notes,
                Ser. A, 6.20%, due
                3/18/98             Baa1        A-            2,785
      6,400     Alco Capital
                Resource, Inc.,
                Medium-Term Notes,
                Ser. B, 5.46%, due
                2/22/99              A3         A-            6,361
      1,900     American Standard
                Inc., Senior
                Notes, 10.875%,
                due 5/15/99          Ba3        BB-           2,002
      7,000     Lockheed Martin
                Corp., Notes,
                6.55%, due 5/15/99   A3        BBB+           7,066
      4,800     NWCG Holdings
                Corp., Notes,
                Zero-Coupon,
                Yielding 7.05%,
                due 6/15/99          Ba2       BBB-           4,320
      5,200     Williams Holdings
                of Delaware, Inc.,
                Medium-Term Notes,
                Ser. A, 6.40%, due
                6/17/99             Baa2       BBB-           5,225

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
    $ 4,070     Chrysler Financial
                Corp., Medium-Term
                Notes, Ser. Q,
                6.37%, due 6/21/99   A3          A         $  4,098
      2,710     Arkla, Inc.,
                Notes, 8.875%, due
                7/15/99             Baa3        BBB           2,825
      4,680     Time Warner
                Pass-Through Asset
                Trust, Ser.
                1997-2, 4.90%, due
                7/29/99              Ba1       BBB-           4,573(5)
      4,800     Norfolk Southern
                Corp., Notes,
                6.70%, due 5/1/00   Baa1       BBB+           4,859
      3,610     Cleveland Electric
                Illuminating Co.,
                Secured Notes,
                Ser. A, 7.19%, due
                7/1/00               Ba1        BB+           3,655(5)
      4,550     Arvin Industries,
                Inc., Notes,
                10.00%, due 8/1/00   Ba1       BBB-           4,936
      2,000     Ford Motor Credit
                Co., Medium-Term
                Notes, 6.84%, due
                8/16/00              A1          A            2,038
      6,370     MedPartners, Inc.,
                Senior
                Subordinated
                Notes, 6.875%, due
                9/1/00               Ba2       BBB-           6,380
      2,510     Chesapeake Corp.,
                Notes, 10.375%,
                due 10/1/00         Baa3        BBB           2,775
      1,730     BHP Finance (USA)
                Limited,
                Guaranteed Notes,
                5.625%, due
                11/1/00              A2          A            1,708
        500     Congoleum Corp.,
                Senior Notes,
                9.00%, due 2/1/01    B1         BB-             507
      5,200     General Motors
                Acceptance Corp.,
                Medium-Term Notes,
                8.125%, due 3/1/01   A3         A-            5,501
      3,470     Revlon Worldwide
                Corp., Senior
                Secured Notes,
                Ser. B,
                Zero-Coupon,
                Yielding 10.75% &
                10.959%, due
                3/15/01              B3         B-            2,407
      2,290     Colonial Realty
                Limited
                Partnership,
                Senior Notes,
                7.50%, due 7/15/01  Baa3       BBB-           2,372
      4,160     Tyco International
                Ltd., Notes,
                6.50%, due 11/1/01  Baa2        A-            4,196
      2,965     ICI Wilmington
                Inc., Guaranteed
                Notes, 7.50%, due
                1/15/02             Baa1        A-            3,111
      2,835     Black & Decker
                Corp., Medium-Term
                Notes, Ser. A,
                8.90%, due 1/21/02  Baa2       BBB-           3,095
      2,280     Fort James Corp.,
                Senior Notes,
                6.50%, due 9/15/02  Baa3       BBB-           2,294
      1,000     Safeway Inc.,
                Medium-Term Notes,
                8.57%, due 4/1/03   Baa1        BBB           1,091
      4,200     Stewart
                Enterprises, Inc.,
                Notes, 6.70%, due
                12/1/03             Baa3        BBB           4,218
        620     Loomis Fargo &
                Co., Senior
                Subordinated
                Notes, 10.00%, due
                1/15/04              B3         B-              618

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
    $   175     Playtex Products,
                Inc., Senior
                Notes, Ser. B,
                8.875%, due
                7/15/04              B1         B+         $    175
        420     Iridium LLC,
                Senior Notes, Ser.
                C, 11.25%, due
                7/15/05              B3         B-              385(5)
        190     ICN
                Pharmaceuticals,
                Inc., Senior
                Notes, 9.25%, due
                8/15/05              B1         BB              200(5)
      4,350     Bell Cablemedia
                plc, Senior Step
                Up Notes, Yielding
                8.98%, due 9/15/05  Baa3       BBB+           3,763
      4,200     Heritage Media
                Corp., Senior
                Subordinated
                Notes, 8.75%, due
                2/15/06              B2        BBB-           4,463
      4,040     Mark IV
                Industries, Inc.,
                Senior
                Subordinated
                Notes, 7.75%, due
                4/1/06               Ba2        BB+           4,111
        400     Printpack, Inc.,
                Senior
                Subordinated
                Notes, Ser. B,
                10.625%, due
                8/15/06              B3         B+              425
      2,825     Time Warner Inc.,
                Notes, 8.11%, due
                8/15/06              Ba1       BBB-           3,051
        400     Commonwealth
                Aluminum Corp.,
                Senior
                Subordinated
                Notes, 10.75%, due
                10/1/06              B2         B-              429
        415     Evenflo & Spalding
                Holdings Corp.,
                Senior
                Subordinated
                Notes, Ser. B,
                10.375%, due
                10/1/06              B3         B-              354
      4,950     MedPartners, Inc.,
                Senior Notes,
                7.375%, due
                10/1/06             Baa3        BBB           4,837
        500     Motors and Gears,
                Inc., Senior
                Notes, Ser. B,
                10.75%, due
                11/15/06             B3          B              526
        680     Newport News
                Shipbuilding Inc.,
                Senior
                Subordinated
                Notes, 9.25%, due
                12/1/06              B1         B+              707
        857     AMTROL Inc.,
                Senior
                Subordinated
                Notes, 10.625%,
                due 12/31/06         B3         B-              870
      1,275     Pen-Tab
                Industries, Inc.,
                Senior
                Subordinated
                Notes, Ser. B,
                10.875%, due
                2/1/07               B3         B-            1,269
        965     Fonda Group, Inc.,
                Senior
                Subordinated
                Notes, Ser. B,
                9.50%, due 3/1/07    B3         B-              924
        120     Tekni-Plex, Inc.,
                Senior
                Subordinated
                Notes, Ser. B,
                11.25%, due 4/1/07   B3         B-              131
        300     French Fragrances,
                Inc., Senior
                Notes, Ser. B,
                10.375%, due
                5/15/07              B2         B+              313

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                              Rating(1)          Value(2)
(000's omitted)                     Moody's     S&P     (000's omitted)
---------------                     -------   -------   ---------------
    $ 2,410     Owens-Illinois,
                Inc., Senior
                Debentures, 8.10%,
                due 5/15/07          Ba1 (7)    BB+(7)     $  2,553
        405     AmeriServe Food
                Distribution,
                Inc., Senior
                Subordinated
                Notes, 10.125%,
                due 7/15/07          B3         B-              422(5)
        190     Safety Components
                International,
                Inc., Senior
                Subordinated
                Notes, 10.125%,
                due 7/15/07          B3         B-              197
        880     HydroChem
                Industrial
                Services, Inc.,
                Senior
                Subordinated
                Notes, Ser. B,
                10.375%, due
                8/1/07               B3         B-              913(5)
      4,680     Interpool, Inc.,
                Notes, 7.20%, due
                8/1/07               Ba1        BBB           4,681(5)
        190     Insilco Corp.,
                Senior
                Subordinated
                Notes, 10.25%, due
                8/15/07              B3         B+              198(5)
      1,585     Central Maine
                Power & Co.,
                General and
                Refunding Mortgage
                Bonds, Ser. Q,
                7.05%, due 3/1/08   Baa3        BB+           1,568
        360     KinderCare
                Learning Centers,
                Inc., Senior
                Subordinated
                Notes, Ser. B,
                9.50%, due 2/15/09   B3         B-              354
                                                        ---------------
                TOTAL CORPORATE
                DEBT SECURITIES
                (COST $132,217)                             132,835
                                                        ---------------
                TOTAL INVESTMENTS
                (103.5%) (COST
                $301,455)                                   303,088(3)
                Liabilities, less
                cash, receivables
                and other assets
                [(3.5%)]                                    (10,122)
                                                        ---------------
                TOTAL NET ASSETS
                (100.0%)                                   $292,966
                                                        ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust
1) Credit ratings are unaudited.
2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) At October 31, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                                      GROSS          GROSS           NET
                                                                   UNREALIZED      UNREALIZED    UNREALIZED
NEUBERGER&BERMAN                                     COST          APPRECIATION    DEPRECIATION  APPRECIATION
------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                       $  62,078,000     $  484,000      $ 10,000      $  474,000
LIMITED MATURITY BOND PORTFOLIO                    301,455,000      2,609,000       976,000       1,633,000

4) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
5) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1997, these securities amounted to $32,065,000 or 10.9% of net assets.
6) Rated BBB by Thomson Bank Watch, Inc.
7) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

                  (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                                        LIMITED
                                                     ULTRA SHORT        MATURITY
                                                         BOND             BOND
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO
                                                    -------------------------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $      62,552    $     303,088
      Cash                                                      4                1
      Deferred organization costs (Note A)                      1                4
      Interest receivable                                     676            4,067
      Prepaid expenses and other assets                         2                6
      Receivable for securities sold                            2               44
                                                    -------------------------------
                                                           63,237          307,210
                                                    -------------------------------
LIABILITIES
      Payable for securities purchased                      3,067           14,112
      Payable for variation margin (Note A)                    --               18
      Payable to investment manager (Note B)                   13               62
      Accrued expenses                                         36               52
                                                    -------------------------------
                                                            3,116           14,244
                                                    -------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $      60,121    $     292,966
                                                    -------------------------------

NET ASSETS consist of:
      Paid-in capital                               $      59,647    $     291,698
      Net unrealized appreciation in value of
        investment securities and financial
        futures contracts                                     474            1,268
                                                    -------------------------------
NET ASSETS                                          $      60,121    $     292,966
                                                    -------------------------------
*Cost of investments                                $      62,078    $     301,455
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                                     LIMITED
                                                    ULTRA SHORT      MATURITY
                                                        BOND           BOND
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO
                                                    ---------------------------
INVESTMENT INCOME
    Interest income                                 $     4,986    $    19,575
                                                    ---------------------------
    Expenses:
      Investment management fee (Note B)                    200            697
      Accounting fees                                        10             10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    2              5
      Auditing fees                                          23             24
      Custodian fees (Note B)                                61            135
      Insurance expense                                       2              6
      Legal fees                                             22             19
      Trustees' fees and expenses                             9             18
                                                    ---------------------------
        Total expenses                                      329            914
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          --             --
                                                    ---------------------------
        Total net expenses                                  329            914
                                                    ---------------------------
        Net investment income                             4,657         18,661
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                   21          1,672
    Net realized loss on financial futures
      contracts (Note A)                                     --         (2,679)
    Net realized gain on foreign currency
      transactions (Note A)                                  --             17
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                              115          2,266
                                                    ---------------------------
        Net gain on investments                             136          1,276
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     4,793    $    19,937
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                   ULTRA SHORT                  LIMITED MATURITY
                                                      BOND                            BOND
                                                    PORTFOLIO                       PORTFOLIO
                                                      Year                            Year
                                                      Ended                           Ended
                                                   October 31,                     October 31,
(000'S OMITTED)                               1997            1996            1997            1996
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       4,657   $       5,817   $      18,661   $      19,386
    Net realized gain (loss) on
      investments                                    21            (592)           (990)           (992)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   115             172           2,266          (1,726)
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                             4,793           5,397          19,937          16,668
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    14,524          20,518          61,720          45,924
    Reductions                                  (55,259)        (31,918)        (56,000)       (114,929)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        (40,735)        (11,400)          5,720         (69,005)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (35,942)         (6,003)         25,657         (52,337)
NET ASSETS:
    Beginning of year                            96,063         102,066         267,309         319,646
                                          -------------------------------------------------------------
    End of year                           $      60,121   $      96,063   $     292,966   $     267,309
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.

5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the year ended October 31, 1997, Ultra Short did not enter into any financial futures contracts.
      At October 31, 1997, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                           UNREALIZED
                                                                           APPRECIATION
  EXPIRATION               OPEN CONTRACTS                   POSITION       (DEPRECIATION)
  ------------------------------------------------------------------------------------
  December
  1997          311 U.S. Treasury Notes, 2 Year                 Short      $ (220,453)
  December
  1997           73 U.S. Treasury Notes, 2 Year                  Long          65,645
  December
  1997           74 U.S. Treasury Notes, 5 Year                 Short         (63,969)
  December
  1997           79 U.S. Treasury Notes, 5 Year                 Short         (30,116)
  December
  1997          115 U.S. Treasury Notes, 10 Year                Short        (115,805)

      At October 31, 1997, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

  PRINCIPAL
    AMOUNT                    SECURITY
  ----------------------------------------------------
  $ 530,250   U.S. Treasury Notes, 6.50%, due 4/30/99
     40,000   U.S. Treasury Inflation-Indexed Notes,
              3.375%, due 1/15/07

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1997, the unamortized balance of such expenses amounted to $1,274 and $3,537, for Ultra Short and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
10) REVERSE REPURCHASE AGREEMENTS: Each Portfolio may enter into reverse repurchase agreements with institutions that each Portfolio's investment manager has determined are creditworthy. In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, a Portfolio continues to receive principal and/or interest payments on the securities sold. A Portfolio will maintain cash or liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Such agreements, which may be viewed as a form of leverage, involve certain risks and may increase fluctuations in a Portfolio's net asset value.

       During the year ended October 31, 1997, Ultra Short entered into reverse repurchase agreements. There were no open reverse repurchase agreements at October 31, 1997.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays N&B Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million,
 .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $297 and $479, for Ultra Short and Limited Maturity, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                        PURCHASES          SALES
---------------------------------------------------------------------
ULTRA SHORT                          $    74,145,738  $    93,082,238
LIMITED MATURITY                         251,132,539      242,033,947

   During the year ended October 31, 1997, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at October 31, 1997.

NOTE D -- SUBSEQUENT EVENT:
   On September 24, 1997, the Board of Trustees approved a plan of reorganization in which the feeder funds of Ultra Short will sell substantially all of their net assets to the feeder funds of Limited Maturity. The parties currently intend that this transaction will become effective at the close of business on February 27, 1998, and will be accounted for as a tax free transaction. Accordingly, Ultra Short and its corresponding feeder funds will cease operations at that time.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                ULTRA SHORT                                   LIMITED MATURITY
                                               BOND PORTFOLIO                                  BOND PORTFOLIO
                                                               Period from                                      Period from
                                                                 July 2,                                          July 2,
                                                                 1993(1)                                          1993(1)
                                   Year Ended October 31,     to October 31,       Year Ended October 31,      to October 31,
                                1997   1996    1995    1994        1993         1997    1996    1995    1994        1993
                                ---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

    Gross Expenses(2)             .41%   .39%    .40%     --          --          .33%    .33%    .33%     --          --
                                ---------------------------------------------------------------------------------------------
    Net Expenses                  .41%   .39%    .40%    .38%        .40%(3)      .33%    .33%    .33%    .34%        .33%(3)
                                ---------------------------------------------------------------------------------------------
    Net Investment Income        5.82%  5.77%   5.67%   3.98%       4.00%(3)     6.70%   6.45%   6.55%   5.86%       5.53%(3)
                                ---------------------------------------------------------------------------------------------
Portfolio Turnover Rate           101%   173%    148%     94%         46%          89%    169%     88%    102%         71%
                                ---------------------------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                      $60.1  $96.1  $102.1  $102.0      $104.3       $293.0  $267.3  $319.6  $316.1      $357.9
                                ---------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, each Portfolio is required to calculate an expense ratio without reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Ultra Short Bond Portfolio and
Neuberger&Berman Limited Maturity Bond Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Ultra Short Bond Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio, two of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 5, 1997

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Ultra Short Bond Trust, and Neuberger&Berman Limited Maturity Bond Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 1997. This information should not be used to complete your tax returns.

                                         CALIFORNIA,
                                       CONNECTICUT, AND     MAINE AND      ALL OTHER
NEUBERGER&BERMAN                           NEW YORK       NEW HAMPSHIRE     STATES
-------------------------------------------------------------------------------------
ULTRA SHORT BOND TRUST                      0.00%             34.8%            36.0%
LIMITED MATURITY BOND TRUST                 0.00               2.9              3.6

   In January 1998 you will receive information to be used in filing your 1997 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 1997. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

                 (This page has been left blank intentionally.)

Neuberger&Berman Management Inc. -Registered Trademark-

          605 THIRD AVENUE 2ND FLOOR
          NEW YORK, NY 10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264
          WWW.NBFUNDS.COM






Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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